Note 10 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 5,750,000	$ 4,822,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	518,000	248,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0
Unrecognized Tax Benefits	268,000	$ 128,000	$ 97,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards	45,468,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	440,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	24,498,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 454,000